Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Significant Accounting Policies [Abstract]
Schedule Of Depreciable Life
%

Computers and peripheral equipment	33.33
Office furniture and equipment	7.0 – 20.0
Motor vehicles	15.0
Leasehold improvements	Over the shorter of the term of the lease or the life of the assets

Schedule Of Fair Value Assumptions
	Year ended December 31,
Stock options	2012	2013	2014

Volatility	38%-51%	37%-47%	38%-42%
Risk-free interest rate	0.5%-0.9%	0.5%-1.5%	1.0%-1.7%
Dividend yield	0%	0%	0%
Expected term (years)	3.8-4.9	3.5-4.9	3.3-4.9